Cash and due from banks (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and due from banks
Cash and due from banks	$ 4,331	$ 8,078
Interest-bearing deposits in banks	859,481	1,170,092
Total	863,812	1,178,170
Less:
Pledged Deposits	17,804	18,452
Total cash and due from banks	$ 846,008	$ 1,159,718	$ 1,706,192	$ 618,807